Long-Term Debt - Summary of Partnership's Outstanding Debt Repayable (Detail) - USD ($) $ in Thousands	Jun. 30, 2015	Dec. 31, 2014
Debt Instrument, Redemption [Line Items]
Remainder of 2015	$ 21,359
2016	43,118
2017	43,518
2018	42,587
2019	23,332
2020 and thereafter	57,800
Total	231,714
Total	618,832	$ 613,221
Balloon Repayment [Member]
Debt Instrument, Redemption [Line Items]
2018	136,500
2019	237,678
2020 and thereafter	12,940
Total	$ 387,118